INTANGIBLE ASSETS AND GOODWILL - Explanatory information about intangible assets and goodwill (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	CAD 11,149	CAD 11,035	CAD 11,148
Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	13,881	13,723	13,760
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,393)	(2,349)	(2,273)
Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(339)	(339)	(339)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	84	139	195
Customer relationships | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,609	1,609	1,609
Customer relationships | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,525)	(1,470)	(1,414)
Customer relationships | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Roaming agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	35
Roaming agreements | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	524	524	523
Roaming agreements | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(524)	(524)	(488)
Roaming agreements | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Marketing agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Marketing agreements | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	10	10	10
Marketing agreements | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(10)	(10)	(10)
Marketing agreements | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Acquired program rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	194	209	236
Acquired program rights | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	263	289	332
Acquired program rights | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(64)	(75)	(91)
Acquired program rights | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(5)	(5)	(5)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	3,905	3,905	3,905
Goodwill | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	4,126	4,126	4,126
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(221)	(221)	(221)
Total intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	7,244	7,130	7,243
Total intangible assets [Member] | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	9,755	9,597	9,634
Total intangible assets [Member] | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,393)	(2,349)	(2,273)
Total intangible assets [Member] | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(118)	(118)	(118)
Spectrum licences
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	6,600	6,416	6,416
Spectrum licences | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	6,600	6,416	6,416
Spectrum licences | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Spectrum licences | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Broadcast licences
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	230	230	225
Broadcast licences | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	329	329	324
Broadcast licences | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Broadcast licences | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(99)	(99)	(99)
Brand names
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	136	136	136
Brand names | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	420	420	420
Brand names | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(270)	(270)	(270)
Brand names | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	CAD (14)	CAD (14)	CAD (14)